UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 07/23/2010
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:  $146,118,100.00


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	        Value	 Shares/  Invstmt
Name of Issuer          Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
----------------        ------- --------    ---------  ------    ------



Apple Inc Com           Com	37833100	343	1362	SOLE
At&T Inc Com            Com	00206R102       263	10883	SOLE
Blackrock Fds In        	91929109	4897	175692	SOLE
Buffalo USA Glob          	                7393	377378	SOLE
Conocophillips C        Com	20825C104       240	4897	SOLE
DWS Securities T        	23337G845       286	51432	SOLE
Envirokare Tech         Com	                0	30000	SOLE
Exxon Mobil Corp        Com	30231G102       465	8153	SOLE
F5 Networks Inc         Com	                241	3510	SOLE
Fmi Common Stock              	30249V109       6424	302612	SOLE
Foot Locker Inc         Com	344849104	127	10088	SOLE
Franklin Custodi        	353496300	53	26663	SOLE
Franklin Income                	353496300	50	25174	SOLE
Franklin Russell        	                363	7024	SOLE
Franklin Russell        	                351	34926	SOLE
General Electric        Com	369604103	230	15945	SOLE
Hartford Eq Inc               	416648558	5516	649669	SOLE
Hsbc Finance            Com	40429XEA0       10	10000	SOLE
Inland American         Com	                100	10000	SOLE
Intl Business Ma        Com	459200101	226	1830	SOLE
Ishares Barclay         	464287226	909	8480	SOLE
Ishares Barclays        	                14426	134934	SOLE
Ishares Iboxx &         	464287242	982	9057	SOLE
Ishares Msci Eaf        	464287465	2763	59416	SOLE
Ishares S&P 500         	464287309	9177	173344	SOLE
Ishares S&P 500         	464287408	6019	121209	SOLE
Ishares S&P Mdcp        	464287705	8406	131117	SOLE
Ishares S&P Midc        	464287606	8381	109011	SOLE
Ishares S&P Smal        	464287887	10280	180534	SOLE
Ishares S&P Smal        	464287879	6110	106798	SOLE
Ishares Tr Barcl          	464288679	690	6260	SOLE
Johnson & Johnso        Com	478160104	489	8276	SOLE
Lord Abbett Tax	                                51	10762	SOLE
Newfield Explora        Com	651290108	211	4313	SOLE
Pimco Total Retu            	693391674	17173	1525101	SOLE
Priceline.Com  I        Com	741503403	357	2021	SOLE
Royce Fd Low Pri               	780905808	234	17446	SOLE
Scout Fds Intl F               	904199403	6408	247320	SOLE
Selected Amern S         	816221105	4593	133010	SOLE
Selected Amern S        	816221204	629	18199	SOLE
Sterling Energy         	                0	64370	SOLE
Stratton Fds Inc        	863137105	2966	75795	SOLE
Sybase Inc Del          Com	                244	3778	SOLE
Templeton Global               	880208103	5131	397427	SOLE
Templeton Global        	                2776	215024	SOLE
Vanguard Tax Exe        	922907209	1244	91641	SOLE
Vanguard Tax Exe        	922907704	563	50879	SOLE
Vanguard Tax Exe        	                425	26730	SOLE
Verizon Communic         	92343V104       224	8010	SOLE
Warnaco Group In        Com	934390105	0	22000	SOLE
Western Asset Fd        	957663602	11601	1087243	SOLE
Xemex Group Inc.        Com	                0	30000	SOLE






REPORT SUMMARY                52   	DATA RECORDS	146118